UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY 10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY 10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments (Unaudited)
September 30, 2006

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace - 0.8%
Lockheed Martin Corp.	1,500	$129,090

Banks - 2.8%
HSBC Holdings PLC - ADR	1,700	155,601
National City Corp.	2,000	73,200
US Bancorp	3,000	99,660
Wachovia Corp.	2,500	139,500
		467,961

Beverages - 1.7%
The Coca-Cola Co.	1,500	67,020
Hansen Natural Corp. (a)	2,500	81,200
PepsiCo, Inc.	2,000	130,520
		278,740

Biotechnology - 6.3%
Amgen, Inc. (a)	3,000	214,590
Genentech, Inc. (a)	2,000	165,400
Genzyme Corp. (a)	3,000	202,410
Gilead Sciences, Inc. (a)	4,800	329,760
Lifecell Corp. (a)	2,000	64,440
Telik, Inc. (a)	5,000	88,950
		1,065,550

Building & Construction - 1.6%
KB Home	3,800	166,440
Vulcan Materials Co.	1,200	93,900
		260,340

Chemicals - 2.6%
Air Products & Chemicals, Inc.	2,600	172,562
The Dow Chemical Co.	3,000	116,940
Sigma-Aldrich Corp.	2,000	151,340
		440,842

Diversifed - 0.9%
3M Co.	2,000	148,840

Diversified Financials - 0.5%
Nasdaq Stock Market, Inc. (a)	3,000	90,720

Drugs - 2.1%
Merck & Co., Inc.	5,000	209,500
Pfizer, Inc.	5,000	141,800
		351,300

Electrical Equipment - 0.8%
General Electric Co.	4,000	141,200

Energy - 8.8%
Anadarko Petroleum Corp.	2,500	109,575
Apache Corp.	2,000	126,400
Canadian Superior Energy, Inc. (a)(b)	60,000	116,400
ChevronTexaco Corp.	2,500	162,150
ConocoPhillips	2,000	119,060
Devon Energy Corp.	3,500	221,025
Halliburton Co.	3,500	99,575
Helix Energy Solutions Group, Inc. (a)	2,000	66,800
Nabors Industries Ltd. (a)(b)	4,000	119,000
Valero Energy Corp.	4,000	205,880
Veritas DGC, Inc. (a)	2,000	131,640
		1,477,505

Financial Services - 6.5%
Alliance Data Systems Corp. (a)	3,500	193,165
American Express Co.	3,500	196,280
CIT Group, Inc.	3,000	145,890
The First Marblehead Corp.	2,500	173,150
The Goldman Sachs Group, Inc.	2,300	389,091
		1,097,576

Food & Staples Retailing - 1.9%
The Kroger Co.	6,000	138,840
Walgreen Co.	4,000	177,560
		316,400

Food Products - 0.6%
Kellogg Co.	2,000	99,040

Food Service - 2.7%
Darden Restaurants, Inc.	3,500	148,645
Las Vegas Sands Corp. (a)	1,000	68,350
McDonald's Corp.	3,000	117,360
Starbucks Corp. (a)	3,500	119,175
		453,530

Health Care - 1.5%
Alcon, Inc. (a)(b)	1,100	125,950
Johnson & Johnson	2,000	129,880
		255,830

Instrumentation - 0.5%
Applied Materials, Inc.	4,500	79,785

Insurance - 0.5%
Loews Corp.	2,000	75,800

Machinery - 2.3%
Caterpillar, Inc.	3,000	197,400
Paccar, Inc.	3,300	188,166
		385,566

Media - 1.0%
Comcast Corp. (a)	3,000	110,430
EchoStar Communications Corp. (a)	2,000	65,480
		175,910

Metals & Mining - 3.5%
BHP Billiton Ltd. - ADR	4,000	151,520
Cameco Corp. (b)	1,500	54,855
Commercial Metals Co.	1,000	20,330
Goldcorp, Inc. (b)	5,000	118,000
Nucor Corp.	5,000	247,450
		592,155

Navigation - 0.9%
Garmin Ltd. (b)	3,000	146,340

Office Equipment - 4.3%
Apple Computer, Inc. (a)	3,000	231,090
Network Appliance, Inc. (a)	5,500	203,555
Seagate Technology (b)	10,000	230,900
Western Digital Corp. (a)	3,000	54,300
		719,845

Personal & Household Products - 0.8%
Procter & Gamble Co.	2,200	136,356

Retail - 4.7%
Best Buy Co., Inc.	2,500	133,900
J.C. Penney Co., Inc.	3,000	205,170
Nordstrom, Inc.	6,000	253,800
Target Corp.	3,500	193,375
		786,245

Semiconductors - 9.2%
Atheros Communications, Inc. (a)	7,000	126,910
Cisco Systems, Inc. (a)	5,000	115,000
Fairchild Semiconductor International, Inc. (a)	2,000	37,400
Intel Corp.	8,000	164,560
Intersil Corp.	2,500	61,375
Lam Research Corp. (a)	3,800	172,254
MEMC Electronic Materials, Inc. (a)	8,000	293,040
Micron Technology, Inc. (a)	8,000	139,200
RF Micro Devices, Inc. (a)	20,000	151,600
Texas Instruments, Inc.	8,500	282,625
		1,543,964

Services - 4.3%
Cognizant Technology Solutions Corp. (a)	1,000	74,060
Google, Inc. (a)	1,000	401,900
TriZetto Group, Inc. (a)	8,000	121,120
Yahoo!, Inc. (a)	5,000	126,400
		723,480

Software - 3.7%
Adobe Systems, Inc. (a)	5,000	187,250
Factset Research Systems, Inc.	2,000	97,140
Goldleaf Financial Solutions (a)	3,760	26,470
Microsoft Corp.	5,000	136,650
Oracle Corp. (a)	10,000	177,400
		624,910

Specialty Retail - 5.3%
Abercrombie & Fitch Co. - Class A	4,000	277,920
Barnes & Noble, Inc.	1,500	56,910
Bed Bath & Beyond, Inc. (a)	3,500	133,910
Coach, Inc. (a)	3,000	103,200
Home Depot, Inc.	6,000	217,620
Limited Brands	4,000	105,960
		895,520

Telecommunications - 7.2%
America Movil S.A. de C.V. - ADR	10,000	393,700
China Mobile Hong Kong Ltd. - ADR	5,000	176,750
EFJ, Inc. (a)	5,000	37,100
Juniper Networks, Inc. (a)	5,000	86,400
Motorola, Inc.	10,000	250,000
Novatel, Inc. (a)(b)	1,500	68,880
QUALCOMM, Inc.	5,500	199,925
		1,212,755

Transportation - 7.4%
AMR Corp. (a)	3,500	80,990
Burlington Northern Santa Fe Corp.	2,000	146,880
Cummins, Inc.	2,000	238,460
FedEx Corp.	2,000	217,360
Harley-Davidson, Inc.	3,000	188,250
J.B. Hunt Transport Services, Inc.	6,000	124,620
Landstar System, Inc.	3,000	128,100
Ryder System, Inc.	2,300	118,864
		1,243,524

Utilities - 1.1%
Vimpel-Communications - ADR (a)	3,000	181,770

TOTAL COMMON STOCKS (Cost $13,245,029)		16,598,389

	Principal
	Amount	Value
CORPORATE BONDS - 0.9%
Diversified Financial Services - 0.9%
General Electric Capital Corp.
5.000%, 12/18/2018	150,000	144,051
TOTAL CORPORATE BONDS (Cost $150,000)		144,051

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
First American Government Obligations Fund, 4.589%	53,999	53,999
TOTAL SHORT-TERM INVESTMENTS (Cost $53,999)		53,999

Total Investments (Cost $13,449,028) - 100.0%		16,796,439
Liabilities in Excess of Other Assets - 0.0%		-5,512
TOTAL NET ASSETS - 100.0%		$16,790,927

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing
(b) Foreign Domiciled

The cost basis of investments for federal income tax purposes at 9/30/06 was as follows*:

Cost of investments	$13,512,893

Gross unrealized appreciation	$3,537,826
Gross unrealized depreciation	(254,280)
Net unrealized appreciation	$3,283,546

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statement section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title) /s/ Robert P. Morse
Robert P. Morse, President

Date 11/14/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert P. Morse
Robert P. Morse, President

Date 11/14/06

By (Signature and Title) /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date 11/14/06